SEGMENT REPORTING (Reconciliation of Reporting Information from Segments to Consolidated Totals) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenues of reportable segment and consolidated revenues		$ 293,072	$ 270,884	$ 245,627
Operating Income
Total operating income for reportable segments		58,774	54,615	27,831
Other expense, net		0	(109)	(272)
Consolidated income before taxes on income		52,830	48,968	29,039
Assets
Current assets		150,652	162,734
Property and equipment, net (Note 6)		45,598	35,652	37,653
Total assets		290,927	293,021	312,472
Other significant items
Asset Expenditures		20,025	10,110	7,258
Depreciation, amortization and impairment for reportable segments		14,638	13,553	14,479
Segment Reconciling Items [Member]
Operating Income
Financing income, net		(5,944)	(5,538)	1,480
Assets
Current assets		72,190	93,244	117,295
Investments in affiliated and other companies		2,967	2,751	2,171
Property and equipment, net (Note 6)		14,795	15,783	17,180
Other unallocated amounts		28,785	23,397	23,600
Other significant items
Expenditure for assets unallocated amounts		6,480	6,516	2,976
Asset expenditures, reportable segments and unallocated amounts		26,505	16,626	10,234
Depreciation and amortization, unallocated amounts		5,496	4,543	4,352
Depreciation and amortization		20,134	18,096	33,000
Reportable Segment [Member]
Operating Income
Total operating income for reportable segments		52,830	48,968	29,039
Assets
Total assets	[1]	172,190	157,846	152,226
Other significant items
Asset Expenditures		20,025	10,110	7,258
Depreciation, amortization and impairment for reportable segments		$ 14,638	$ 13,553	$ 28,648

[1]	Including goodwill.